UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	10/31/2020

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Core Plus Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Core Plus Fund

SEMIANNUAL REPORT October 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Core Plus Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Core Plus Fund, covering the six-month period from May 1, 2020 through October 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equities rallied for much of the period, fueled by continued accommodative rate policies by the U.S. Federal Reserve (the “Fed”), as well as emergency stimulus measures enacted by global central banks and governments in response to the COVID-19 pandemic and resulting economic lockdown. Stocks trended upward through the early fall. Volatility reentered the picture in September 2020 and continued through October as concerns over rising COVID-19 infection rates, continued trade tensions, the U.S. Congress’ failure to pass additional financial assistance and anxiety over the upcoming U.S. election constrained equity valuations.

Fixed-income market prices were also heavily influenced by emergency actions taken by the Fed prior to the start of the period. Severe rate cuts and a financial support package, combined with a resurgence of economic activity and the Fed’s commitment to a “lower-for-longer” rate policy, helped risk-asset prices to rise throughout the first several months of the period. Bond indices generally rose until September 2020, when investment-grade instrument prices stalled. Yields in the intermediate and long portions of the Treasury curve rose during October, further constraining prices.

We believe the near-term outlook for the U.S. will be challenging, as the country continues to battle COVID-19. As always, we will monitor relevant data for meaningful developments. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
November 16, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from May 1, 2020 through October 31, 2020, as provided by primary portfolio managers Gautam Khanna and James DiChiaro of Insight North America LLC, Sub-Investment Adviser.

Market and Fund Performance Overview

For the six-month period ended October 31, 2020, BNY Mellon Core Plus Fund’s Class A shares produced a total return of 4.46%, Class C returned 4.16%, Class I returned 4.68%, and Class Y shares produced a total return of 4.81%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), produced a total return of 1.27% for the period.2

Fixed-income securities produced positive returns, on average, over the reporting period, supported by an improving economy, low interest rates and asset purchases by the Federal Reserve (the “Fed”) in response to the COVID-19 pandemic. The fund outperformed the Index, primarily due to an overweight exposure to corporate bonds.

The Fund’s Investment Approach

The fund seeks high total returns consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of fixed-income securities of U.S. and foreign issuers. The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by the fund’s subadviser. The fund may invest up to 25% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade or the unrated equivalent as determined by the fund’s subadviser.3 Typically, the fund’s portfolio can be expected to have an average effective duration ranging between three and eight years.

In constructing the fund’s portfolio, we rely primarily on proprietary, internally generated credit research focusing on identifying attractive relative values through industry/sector analysis and detailed individual security selection. We analyze individual issuer credit risk based on factors such as management depth and experience, competitive advantage, market and product position and overall financial strength.

Market Rebounds in Response to Monetary and Fiscal Policy

The six-month period was characterized by a strong rebound in asset prices driven primarily by the combination of monetary and fiscal stimulus.

In response to the pandemic, the Fed purchased well over $2 trillion of Treasury and agency mortgage-backed securities in a matter of weeks, eclipsing entire past quantitative easing (QE) programs. Additionally, the Fed purchased corporate bonds for the first time through programs such as the Secondary Market Corporate Credit Facility, although to a modest extent, as corporate bond markets resumed their normal function. On the fiscal side, the Coronavirus Aid, Relief, and Economic Security (CARES) Act continued to work through the economy and offered support as shutdowns started to ease.

Companies generally took advantage of the low interest-rate environment to shore up their balance sheets, and markets readily absorbed the elevated issuance. Conversely, asset-backed securities markets experienced a depressed level of new issuance, and the scarcity of new issues supported the highest-quality securities.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

This allowed markets to enjoy a record-breaking rebound. There was also good news for the real economy as activity appeared to bottom in April 2020, when the country experienced its broadest shutdowns. This was reflected in the April 2020 non-farm payroll data, which showed over 20 million jobs lost, effectively erasing all the jobs gained over the past 10 years. However, strong job gains would follow. Payroll metrics largely beat expectations, and the unemployment rate fell from 14.7% at the peak to below 7% at the end of October 2020, even as many had forecast a double-digit unemployment rate through the beginning of 2021.

Corporate Credit Drove Fund Results

The fund’s outperformance versus the Index was driven largely by increased allocation to corporate credit, which recovered strongly with the implementation of the Fed’s asset purchase programs. The strategy was able to capture significant spread tightening, as it was well-positioned for the continued recovery in risk markets. The strategy’s allocation to high yield corporates also added to returns. A modest, out-of-index allocation to asset-backed securities also contributed positively, as did security selection in certain sectors.

On a less positive note, asset-backed securities that were not eligible for the Fed’s Term Asset-Backed Securities Loan Facility contributed negatively to performance. In addition, the fund’s allocation to the collateralized loan obligation segment of the market was also disadvantageous.

Focused on Higher Quality and Select Sectors

Looking ahead, from a policy perspective, we expect the Fed to remain extremely accommodative until inflation persists above 2%, on average, consistent with the policy framework unveiled in August 2020. But both the market and the Fed appear to be focused on a further fiscal stimulus package as the economic effects of the pandemic continue.

Our economic outlook is for U.S. GDP to contract by -3.6% this year, followed by 4.4% growth in 2021. We believe a new stimulus package is likely. While the initial rebound in employment is promising, we believe the slowing of re-opening or even the potential re-closing of parts of the economy, such as retail and leisure, may leave unemployment elevated well into 2021, particularly in the event of another COVID-19 wave. These factors are likely to keep inflation expectations in check, and we do not believe we will see a persistently rising rate environment over the medium term.

From a technical perspective, we see attractive supply and demand dynamics as we head into the end of the year, suggesting corporate bonds remain an attractive income generator. This belief extends into the higher- quality portions of the high yield market. As such, the fund has modestly increased its allocation to high yield corporates. Still, we are careful to avoid lower-quality issues, as we expect defaults to continue, albeit at a more measured pace than initially feared. We also continue to be cautious around securitized assets that lack policy support and exhibit risks that are less quantifiable, given the unprecedented nature of this crisis and the prevalence of forbearance programs. We have also selectively increased our exposure to emerging markets where valuations look attractive on a relative basis.

In terms of positioning, the fund remains focused on companies that we believe have the staying power, liquidity and balance sheet strength to survive in an uncertain COVID-19 environment. We believe this approach remains prudent because, while there have been reasons for optimism, the effects of this pandemic will remain for an indeterminate length of time. Some of the winners and losers in the COVID-19 economy have become apparent, and we are focused on building the portfolio accordingly. As such, we believe a selective approach to portfolio construction will continue to be paramount, particularly during this period of volatility and uncertainty. The portfolio maintains a neutral duration posture relative to its benchmark.

November 16, 2020

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through September 1, 2021, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the returns would have been lower. BNY Mellon Core Plus Fund (the “fund”) commenced operations after the assets of a predecessor mutual fund reorganized into the fund on February 2, 2018. The total return figures presented for Class A, Class C and Class I shares of the fund reflect the performance of the fund’s Class Y shares for the period prior to 2/2/18 (the inception date for Class A, Class C and Class I shares). The total return figures presented for Class Y shares of the fund reflect the performance of the predecessor fund’s Institutional Class shares for the period prior to 2/2/18.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Investors cannot invest directly in any index.

3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

Bond funds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The fund may use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Core Plus Fund from May 1, 2020 to October 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended October 31, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$3.61	$7.46	$2.32	$2.12
Ending value (after expenses)	$1,044.60	$1,041.60	$1,046.80	$1,048.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended October 31, 2020

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$3.57	$7.38	$2.29	$2.09
Ending value (after expenses)	$1,021.68	$1,017.90	$1,022.94	$1,023.14

†  Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I and .41% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1%
Aerospace & Defense - 1.0%
The Boeing Company, Sr. Unscd. Notes	4.88	5/1/2025	6,702,000		7,309,246
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,779,000		6,811,924
				14,121,170
Agriculture - 1.1%
Altria Group, Gtd. Notes	4.80	2/14/2029	1,343,000		1,576,843
Archer-Daniels-Midland, Sr. Unscd. Notes	3.25	3/27/2030	2,616,000		3,004,009
BAT Capital, Gtd. Notes	3.98	9/25/2050	5,993,000		5,831,249
BAT International Finance, Gtd. Notes	1.67	3/25/2026	1,998,000		2,008,390
Philip Morris International, Sr. Unscd. Notes	1.50	5/1/2025	3,457,000		3,558,842
				15,979,333
Airlines - 1.0%
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A	5.25	4/1/2029	1,599,000	[a]	1,648,679
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	165,750		157,006
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	249,032		232,857
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,178,528		2,006,116
Delta Air Lines, Sr. Scd. Notes	4.50	10/20/2025	719,000	[a]	730,308
Delta Air Lines, Sr. Scd. Notes	4.75	10/20/2028	2,009,000	[a]	2,054,758
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	140,814		111,905
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,030,190		1,022,333
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,588,000		2,433,347
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	1,916,000		1,926,691
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,554,539		1,322,968
				13,646,968
Asset-Backed Certificates - 1.0%
BCC Funding XVII, Ser. 2020-1, Cl. A2	0.91	8/20/2025	1,236,000	[a]	1,236,082
CF Hippolyta, Ser. 2020-1, Cl. A1	1.69	7/15/2060	3,556,893	[a]	3,603,488
Consumer Loan Underlying Bond Credit Trust, Ser. 2018-P2, Cl. A	3.47	10/15/2025	80,409	[a]	80,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Asset-Backed Certificates - 1.0% (continued)
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	60,450	[a]	62,221
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	1,414,128	[a]	1,428,496
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	42,233	[a]	42,367
PNMAC FMSR Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	2.50	4/25/2023	125,000	[a,b]	120,481
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	2.80	8/25/2025	125,000	[a,b]	120,979
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	19,164	[a]	19,211
SoFi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	21,673	[a]	21,775
SoFi Consumer Loan Program, Ser. 2017-4, Cl. B	3.59	5/26/2026	1,905,000	[a]	1,947,073
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	151,866
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	2,907,321	[a]	2,940,507
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	1,745,166	[a]	1,758,964
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	80,091	[a]	80,600
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	908,476	[a]	769,561
				14,384,229
Asset-Backed Ctfs./Auto Receivables - 1.5%
Ally Master Owner Trust, Ser. 2018-1, Cl. A1, 1 Month LIBOR +.28%	0.43	1/17/2023	3,285,000	[b]	3,286,809
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,293,042
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	61,588	[a]	61,937
DT Auto Owner Trust, Ser. 2019-3A, Cl. A	2.55	8/15/2022	292,931	[a]	293,941
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,620,671
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,783,856
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,960,117
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	9,658	[a]	9,679
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	721,670

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Asset-Backed Ctfs./Auto Receivables - 1.5% (continued)
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,828,708
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. A2	2.72	1/20/2022	5,393,241	[a]	5,416,548
				21,276,978
Asset-Backed Ctfs./Student Loans - 1.0%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	6,214,472	[a]	6,345,701
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	22,014	[a]	22,435
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	165,344	[a]	168,026
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	1,638,782	[a]	1,669,148
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	1.30	5/15/2026	876,757	[a,b]	879,251
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	2,636,325	[a]	2,675,122
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	191,722	[a]	198,710
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	0.90	10/15/2035	108,941	[a,b]	108,155
SoFi Professional Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,243,642
SoFi Professional Loan Program, Ser. 2019-A, Cl. A1FX	3.18	6/15/2048	103,929	[a]	104,395
				14,414,585
Automobiles & Components - 2.1%
Ford Motor, Sr. Unscd. Notes	8.50	4/21/2023	3,555,000		3,929,501
Ford Motor, Sr. Unscd. Notes	9.00	4/22/2025	1,302,000		1,533,151
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	313,000		313,000
Ford Motor Credit, Sr. Unscd. Notes	3.34	3/18/2021	2,796,000		2,799,495
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,060,325
Ford Motor Credit, Sr. Unscd. Notes	5.09	1/7/2021	4,000,000		4,088,800
General Motors, Sr. Unscd. Notes	6.80	10/1/2027	2,355,000		2,892,442
General Motors Financial, Sr. Unscd. Notes	3.60	6/21/2030	4,332,000		4,561,655
General Motors Financial, Sr. Unscd. Notes, 3 Month LIBOR +1.10%	1.35	11/6/2021	6,513,000	[b]	6,511,693
				29,690,062
Banks - 6.1%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	718,843
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	920,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Banks - 6.1% (continued)
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	1,504,000	[a]	1,620,531
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		370,422
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		641,822
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,425,609
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,378,813
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,833,501
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		258,357
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	5,190,000		5,963,012
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,268,579
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		3,097,947
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,596,352
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		208,747
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		1,034,115
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		229,756
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	3,007,541
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2023	1,977,000	[a]	2,063,274
Discover Bank, Sr. Unscd. Notes	2.70	2/6/2030	4,050,000		4,228,459
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,520,668
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a,c]	551,140
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	2,992,000		3,644,443
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,913,191
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. CC	4.63	11/1/2022	211,000	[c]	207,033
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		274,044
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	5,290,000		5,582,187
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		3,040,926
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,742,769
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	1.07	7/16/2023	3,983,000	[b]	4,004,088
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,714,396
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000		8,207,979
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,903,608
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		201,626
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		789,051
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,374,065

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Banks - 6.1% (continued)
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.86	11/29/2023	1,125,000	[b]	1,158,520
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	1.97	10/28/2027	250,000	[b]	260,096
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,389,240
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,240,141
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,674,162
				88,259,138
Beverage Products - 1.0%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		696,661
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.50	6/1/2050	2,785,000		3,301,307
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,697,307
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,209,476
The Coca-Cola Company, Sr. Unscd. Notes	1.75	9/6/2024	5,828,000		6,096,742
				14,001,493
Building Materials - .6%
Carrier Global, Sr. Unscd. Notes	2.72	2/15/2030	2,982,000	[a]	3,122,002
CEMEX, Sr. Scd. Notes	5.20	9/17/2030	4,230,000	[a]	4,473,817
CEMEX, Sr. Scd. Notes	7.38	6/5/2027	285,000	[a]	314,287
				7,910,106
Chemicals - .7%
Axalta Coating Systems, Gtd. Notes	4.75	6/15/2027	150,000	[a]	157,313
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	3,776,883
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	3,383,000	[a]	3,147,070
Nutrition & Biosciences, Gtd. Notes	1.83	10/15/2027	1,245,000	[a]	1,247,601
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	802,194
Westlake Chemical, Sr. Unscd. Notes	3.38	6/15/2030	775,000		831,400
				9,962,461
Collateralized Loan Obligations Debt - 1.8%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR +2.40%	2.62	7/20/2028	275,000	[a,b]	266,849
Arbor Realty CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR +.99%	1.14	12/15/2027	140,000	[a,b]	139,035

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Collateralized Loan Obligations Debt - 1.8% (continued)
Arbor Realty Commercial Real Estate CLO, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	1.30	6/15/2028	415,000	[a,b]	411,630
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	2.04	1/15/2032	5,000,000	[a,b]	4,861,505
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1T, 3 Month LIBOR +1.55%	1.83	11/15/2029	1,800,000	[a,b]	1,791,571
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR +1.80%	2.01	7/26/2029	340,000	[a,b]	330,878
Golub Capital Partners CLO, Ser. 2020-47A, Cl. C1, 3 Month LIBOR +3.25% @ Floor	3.25	5/5/2032	6,030,000	[a,b]	5,671,820
GPMT, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	2.49	2/22/2036	6,132,000	[a,b]	5,972,605
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, Cl. A2, 3 Month LIBOR +2.25%	2.47	7/20/2029	340,000	[a,b]	317,888
KREF CLO, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	2.15	6/15/2036	2,062,500	[a,b]	2,009,380
LoanCore Issuer CLO, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	1.28	5/15/2028	89,447	[a,b]	89,094
Woodmont CLO, Ser. 2017-3A, Cl. BR, 3 Month LIBOR +2.20%	3.07	4/20/2032	3,500,500	[a,b]	3,305,921
				25,168,176
Commercial & Professional Services - .6%
Ashtead Capital, Gtd. Notes	4.00	5/1/2028	1,386,000	[a]	1,448,370
Ashtead Capital, Gtd. Notes	4.25	11/1/2029	200,000	[a]	213,950
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		868,573
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	3,160,000	[a]	3,727,099
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,082,655
Prime Security Services Borrower, Sr. Scd. Notes	3.38	8/31/2027	1,028,000	[a]	993,305
				9,333,952
Commercial Mortgage Pass-Through Ctfs. - 1.8%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	459,072	[a]	470,681
AREIT Trust, Ser. 2018-CRE2, Cl, C, 1 Month LIBOR +1.90%	2.05	11/14/2035	3,993,628	[a,b]	3,857,246
Bancorp Commercial Mortgage Trust, Ser. 2018-CRE4, Cl. A, 1 Month LIBOR +.90%	1.05	9/15/2035	5,151	[a,b]	5,106
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,938,984

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.8% (continued)
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	1.25	7/15/2030	19,735	[a,b]	18,911
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		62,912
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,782,359
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D	2.68	11/10/2046	705,000	[a]	687,709
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	875,567
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	1.03	12/22/2069	960,400	[a,b]	965,196
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.28	10/15/2030	540,000	[a]	428,514
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	1.20	4/14/2037	2,858,000	[a,b]	2,825,016
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.10	1/17/2035	2,613,121	[a,b]	2,618,119
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	123	[a]	123
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,671,090	[a]	1,722,292
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,640,274		1,674,459
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	1,919,325	[a]	1,952,219
				25,885,413
Consumer Discretionary - .3%
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	2,379,000		2,652,157
Wyndham Destinations, Sr. Scd. Notes	6.63	7/31/2026	1,329,000	[a]	1,415,651
				4,067,808
Consumer Durables & Apparel - .6%
Hanesbrands, Gtd. Notes	5.38	5/15/2025	1,887,000	[a]	1,988,426
Nike, Sr. Unscd. Notes	3.38	3/27/2050	3,865,000		4,434,209
VF, Sr. Unscd. Notes	2.80	4/23/2027	2,137,000		2,306,776
				8,729,411
Consumer Staples - .2%
Newell Brands, Sr. Unscd. Notes	4.35	4/1/2023	2,703,000		2,824,558

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Diversified Financials - 1.3%
AerCap Global Aviation Trust, Gtd. Notes	4.63	10/15/2027	7,406,000		7,343,928
AerCap Global Aviation Trust, Gtd. Notes	6.50	7/15/2025	2,354,000		2,593,178
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,333,091
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,942,948
GE Capital International Funding, Gtd. Notes	2.34	11/15/2020	215,000		215,144
Mastercard, Sr. Unscd. Notes	3.85	3/26/2050	565,000		702,585
SAFG Retirement Services, Sr. Unscd. Debs.	8.13	4/28/2023	145,000		167,324
				19,298,198
Energy - 6.5%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	639,630
Aker BP, Sr. Unscd. Notes	4.00	1/15/2031	6,274,000	[a]	6,148,785
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,132,000	[a]	1,020,923
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	7,679,000	[a]	7,218,260
CITGO Petroleum, Sr. Scd. Notes	7.00	6/15/2025	2,916,000	[a]	2,710,057
CVR Energy, Gtd. Bonds	5.25	2/15/2025	3,851,000	[a]	2,813,637
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		573,274
Ecopetrol, Sr. Unscd. Notes	6.88	4/29/2030	2,654,000		3,198,733
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	1,690,000		1,658,762
Energy Transfer Operating, Gtd. Notes	4.95	6/15/2028	225,000		241,702
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	1,703,000		1,589,432
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	1,085,000		1,011,781
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,175,694
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		57,104
Exxon Mobil, Sr. Unscd. Notes	3.48	3/19/2030	10,045,000		11,339,895
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000		748,465
Kinder Morgan, Gtd. Notes	2.00	2/15/2031	3,191,000		3,040,610
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,133,445
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		312,496
Leviathan Bond, Sr. Scd. Notes	6.13	6/30/2025	5,029,000	[a]	5,220,856
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	348,473
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000		622,826
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		934,897

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Energy - 6.5% (continued)
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000		186,118
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		533,627
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		5,387,247
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000		1,223,018
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,698,809
Parkland, Gtd. Notes	5.88	7/15/2027	780,000	[a]	806,489
Petrobras Global Finance, Gtd. Notes	5.60	1/3/2031	2,468,000		2,662,293
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000		596,834
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	835,000		638,775
Petroleos Mexicanos, Gtd. Notes	6.95	1/28/2060	232,000		181,720
Phillips 66, Gtd. Notes	3.85	4/9/2025	1,636,000		1,801,718
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,123,930
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000	[a]	4,525,903
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		186,574
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,072,583
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,112,087
Total Capital International, Gtd. Notes	3.13	5/29/2050	7,781,000		7,814,668
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.95	5/15/2050	1,583,000	[a]	1,616,220
				92,928,350
Environmental Control - .0%
Waste Management, Gtd. Notes	4.60	3/1/2021	540,000		541,788
Food Products - 1.7%
Albertsons, Gtd. Notes	3.50	3/15/2029	1,275,000	[a]	1,238,790
BRF, Sr. Unscd. Notes	4.88	1/24/2030	1,853,000	[a]	1,860,449
Kraft Heinz Foods, Gtd. Notes	5.50	6/1/2050	2,535,000	[a]	2,888,022
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	1,560,000		2,085,611
Mondelez International, Sr. Unscd. Notes	2.75	4/13/2030	1,952,000		2,104,822
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,647,160
SEG Holding, Sr. Scd. Notes	5.63	10/15/2028	382,000	[a]	390,137
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000		7,142,808
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		289,787
United Natural Foods, Gtd. Notes	6.75	10/15/2028	4,202,000	[a]	4,259,777
				23,907,363

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Foreign Governmental - .8%
Egypt, Sr. Unscd. Notes	7.63	5/29/2032	1,356,000	[a]	1,376,882
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	2,784,000		3,187,680
Panama, Sr. Unsub. Notes	2.25	9/29/2032	2,112,000		2,146,320
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,858,442
Ukraine, Sr. Unscd. Notes	7.25	3/15/2033	2,223,000	[a]	2,097,970
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,207,837
				11,875,131
Forest Products & Paper - .6%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,514,430
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	5.50	4/30/2049	2,160,000	[a]	2,436,577
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,442,329
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	1,516,000		1,562,769
				8,956,105
Health Care - 3.8%
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,893,026
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000	[a]	2,387,933
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,774,655
Alcon Finance, Gtd. Notes	2.60	5/27/2030	4,057,000	[a]	4,245,834
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,654,017
Bausch Health, Gtd. Notes	5.00	1/30/2028	223,000	[a]	220,687
Bausch Health, Gtd. Notes	5.25	1/30/2030	1,883,000	[a]	1,852,156
Bausch Health, Gtd. Notes	6.25	2/15/2029	375,000	[a]	387,000
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	2,605,000		2,601,188
CVS Health, Sr. Unscd. Notes	1.30	8/21/2027	2,627,000		2,588,130
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	1,963,000		2,151,286
CVS Health, Sr. Unscd. Notes	4.25	4/1/2050	1,660,000		1,937,411
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,878,569
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		885,940
DaVita, Gtd. Notes	3.75	2/15/2031	5,021,000	[a]	4,835,851
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,489,570
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		273,612
Mylan, Gtd. Notes	3.15	6/15/2021	1,060,000		1,075,408
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	4,242,000	[a]	4,178,761
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,517,722
Takeda Pharmaceutical, Sr. Unscd. Notes	3.18	7/9/2050	2,898,000		2,923,022
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		1,987,335
Tenet Healthcare, Sr. Scd. Notes	4.63	6/15/2028	419,000	[a]	425,809
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	7.13	1/31/2025	1,621,000		1,682,971

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Health Care - 3.8% (continued)
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,347,368
				55,195,261
Industrial - 1.8%
3M, Sr. Unscd. Notes	4.00	9/14/2048	4,317,000		5,358,312
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,787,501
General Electric, Sr. Unscd. Notes	3.63	5/1/2030	2,342,000		2,473,207
General Electric, Sr. Unscd. Notes	4.13	10/9/2042	214,000		221,511
General Electric, Sr. Unscd. Notes	4.35	5/1/2050	2,854,000		3,021,754
General Electric, Sr. Unscd. Notes	5.88	1/14/2038	1,530,000		1,840,631
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	894,000	[a]	916,027
Penske Truck Leasing, Sr. Unscd. Notes	1.20	11/15/2025	5,970,000	[a]	5,963,486
Penske Truck Leasing, Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,712,450
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	74,467
				26,369,346
Information Technology - 1.0%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,806,000		3,150,079
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,062,869
Oracle, Sr. Unscd. Notes	3.60	4/1/2040	9,033,000		10,059,180
				14,272,128
Insurance - 3.4%
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		4,006,048
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	4,150,000		4,982,916
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,465,590
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,509,948
Brighthouse Financial, Sr. Unscd. Notes	5.63	5/15/2030	1,971,000		2,328,404
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	278,000		312,553
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	2,673,000	[a]	2,720,358
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	224,337
MetLife, Jr. Sub. Bonds	9.25	4/8/2038	6,360,000	[a]	9,170,558
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,780,524
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	155,911
Principal Financial Group, Gtd. Bonds, 3 Month LIBOR +3.04%	3.32	5/15/2055	3,110,000	[b]	2,827,752
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	7,145,000		7,629,689

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Insurance - 3.4% (continued)
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		299,767
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		3,038,182
				48,452,537
Internet Software & Services - .3%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	2,883,000		3,688,286
Cablevision Lightpath, Sr. Scd. Notes	3.88	9/15/2027	200,000	[a]	198,750
				3,887,036
Media - 2.8%
Cable One, Sr. Unscd. Notes	4.00	11/15/2030	471,000	[a]	479,243
CCO Holdings, Sr. Unscd. Notes	4.25	2/1/2031	398,000	[a]	407,453
CCO Holdings, Sr. Unscd. Notes	4.50	8/15/2030	5,980,000	[a]	6,219,230
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,721,265
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	4,289,000		5,345,070
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		65,474
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		729,541
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	1,282,510
CSC Holdings, Gtd. Notes	4.13	12/1/2030	1,875,000	[a]	1,908,338
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,676,239
CSC Holdings, Sr. Unscd. Notes	3.38	2/15/2031	2,801,000	[a]	2,697,391
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,370,313
Gray Television, Gtd. Notes	4.75	10/15/2030	125,000	[a]	123,438
Radiate Holdco, Sr. Scd. Notes	4.50	9/15/2026	488,000	[a]	491,660
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,379,631
The Walt Disney Company, Gtd. Notes	2.20	1/13/2028	4,222,000		4,415,795
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		2,924,319
ViacomCBS, Sr. Unscd. Notes	4.20	5/19/2032	2,657,000		3,058,268
Virgin Media Finance, Sr. Unscd. Notes	5.00	7/15/2030	397,000	[a]	395,511
				39,690,689
Metals & Mining - 1.1%
Anglo American Capital, Gtd. Notes	2.63	9/10/2030	3,251,000	[a]	3,258,781
AngloGold Ashanti Holdings, Gtd. Notes	3.75	10/1/2030	1,633,000		1,732,186
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	1,170,000	[a]	1,284,425
IAMGOLD, Gtd. Notes	5.75	10/15/2028	3,272,000	[a]	3,278,708
Industrias Penoles, Sr. Unscd. Notes	4.75	8/6/2050	1,264,000	[a]	1,330,493
Newcrest Finance, Gtd. Notes	3.25	5/13/2030	1,171,000	[a]	1,275,548
Steel Dynamics, Sr. Unscd. Notes	2.80	12/15/2024	1,348,000		1,431,884
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,654,114
				16,246,139

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Municipal Securities - .5%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		464,395
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,994,208
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,347,510
				7,806,113
Real Estate - 1.6%
American Tower, Sr. Unscd. Notes	2.75	1/15/2027	7,000,000		7,508,354
Iron Mountain, Gtd. Notes	4.88	9/15/2029	1,885,000	[a]	1,896,310
Iron Mountain, Gtd. Notes	5.00	7/15/2028	312,000	[a]	318,892
Iron Mountain, Gtd. Notes	5.25	7/15/2030	1,816,000	[a]	1,865,940
Scentre Group Trust 2, Gtd. Bonds	4.75	9/24/2080	9,348,000	[a]	9,196,072
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,234,152
				23,019,720
Retailing - 1.2%
Lowe's, Sr. Unscd. Notes	3.00	10/15/2050	2,299,000		2,357,510
McDonald's, Sr. Unscd. Notes	2.13	3/1/2030	2,828,000		2,935,049
Penske Automotive Group, Gtd. Notes	3.50	9/1/2025	3,291,000		3,323,910
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	2,263,000		2,746,500
The Home Depot, Sr. Unscd. Notes	3.35	4/15/2050	1,362,000		1,544,056
Walgreens Boots Alliance, Sr. Unscd. Notes	3.20	4/15/2030	1,177,000		1,249,249
Walgreens Boots Alliance, Sr. Unscd. Notes	4.10	4/15/2050	2,645,000		2,676,565
				16,832,839
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Gtd. Notes	4.15	11/15/2030	5,264,000		5,907,632
Broadcom, Gtd. Notes	4.25	4/15/2026	5,975,000		6,725,002
Broadcom, Gtd. Notes	4.75	4/15/2029	6,329,000		7,341,805
Lam Research, Sr. Unscd. Notes	1.90	6/15/2030	2,546,000		2,624,400
NXP Funding, Gtd. Notes	3.88	9/1/2022	448,000	[a]	473,572
NXP Funding, Gtd. Notes	4.30	6/18/2029	1,708,000	[a]	1,982,309
				25,054,720
Technology Hardware & Equipment - 1.2%
Apple, Sr. Unscd. Notes	2.55	8/20/2060	4,285,000		4,121,578
Apple, Sr. Unscd. Notes	2.65	5/11/2050	6,816,000		6,867,662
Dell International, Sr. Scd. Notes	5.85	7/15/2025	1,233,000	[a]	1,449,597
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,498,606
Dell International, Sr. Scd. Notes	8.35	7/15/2046	1,556,000	[a]	2,120,123
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		960,073
				17,017,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Telecommunication Services - 2.6%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,283,451
AT&T, Sr. Unscd. Notes	3.55	9/15/2055	1,901,000	[a]	1,806,035
AT&T, Sr. Unscd. Notes	3.65	6/1/2051	15,306,000		15,050,654
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		4,012,525
Frontier Communications, Sr. Scd. Notes	5.88	10/15/2027	166,000	[a]	169,528
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,122,538
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,197,651
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	3,993,000	[a]	4,378,764
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,420,459
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,267,864
Vodafone Group, Sr. Unscd. Notes	4.88	6/19/2049	4,068,000		5,040,292
				37,749,761
Transportation - .2%
FedEx Pass Through Trust, Sr. Scd. Bonds	1.88	2/20/2034	2,943,000		2,956,471
Ryder System, Sr. Unscd. Notes	3.50	6/1/2021	194,000		197,483
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000		110,633
				3,264,587
U.S. Government Agencies Mortgage-Backed - 19.0%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050			10,947,613	[d]	11,293,552
2.50%, 7/1/2050-10/1/2050			13,318,320	[d]	13,920,512
3.00%, 3/1/2050-7/1/2050			17,329,655	[d]	18,191,855
3.50%, 8/1/2030-8/1/2046			7,451,007	[d]	8,212,802
5.00%, 9/1/2040			133,427	[d]	154,165
5.50%, 5/1/2040			23,623	[d]	26,279
Federal National Mortgage Association:
1.50%, 10/1/2035-11/1/2040			27,325,009	[d]	27,817,553
2.00%, 7/1/2050-9/1/2050			22,627,111	[d]	23,342,117
2.50%, 9/1/2050			6,470,866	[d]	6,748,381
3.00%, 10/1/2030-11/1/2049			27,536,287	[d]	29,012,878
3.50%, 2/1/2027-4/1/2049			40,588,735	[d]	43,599,275
4.00%, 6/1/2048-6/1/2049			8,902,081	[d]	9,547,038
4.50%, 8/1/2048-1/1/2049			13,580,570	[d]	14,908,710
5.50%, 2/1/2033-7/1/2040			1,469,587	[d]	1,712,544
Government National Mortgage Association I:
5.50%, 4/15/2033			285,690		334,807
Government National Mortgage Association II:
2.00%, 10/20/2050			9,850,000		10,236,164
2.50%, 11/20/2046-10/20/2050			19,363,775		20,326,769

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
U.S. Government Agencies Mortgage-Backed - 19.0% (continued)
3.00%, 8/20/2046-12/20/2048			22,487,755		23,482,858
4.00%, 10/20/2047-1/20/2048			3,635,986		3,933,302
4.50%, 7/20/2048			5,599,401		6,080,619
				272,882,180
U.S. Treasury Securities - 17.6%
U.S. Treasury Bonds	1.13	5/15/2040	60,935,000		57,916,813
U.S. Treasury Bonds	1.25	5/15/2050	865,000		781,203
U.S. Treasury Bonds	1.38	8/15/2050	8,694,500		8,106,263
U.S. Treasury Bonds	3.13	2/15/2042	1,402,800		1,841,613
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.22%	0.32	7/31/2021	61,533,000	[b]	61,625,023
U.S. Treasury Notes	0.13	4/30/2022	2,852,300		2,852,077
U.S. Treasury Notes	0.25	7/31/2025	740,000		736,155
U.S. Treasury Notes	0.25	8/31/2025	1,869,000		1,858,487
U.S. Treasury Notes	0.38	7/31/2027	1,292,200		1,271,454
U.S. Treasury Notes	0.38	9/30/2027	289,000		283,852
U.S. Treasury Notes	0.50	8/31/2027	173,000		171,486
U.S. Treasury Notes	0.50	4/30/2027	5,454,000		5,422,469
U.S. Treasury Notes	0.50	6/30/2027	23,311,500		23,142,127
U.S. Treasury Notes	0.63	8/15/2030	41,819,800		40,849,450
U.S. Treasury Notes	0.63	5/15/2030	14,064,100		13,767,435
U.S. Treasury Notes	1.75	12/31/2026	22,628,600		24,281,549
U.S. Treasury Notes	2.38	4/30/2026	7,702,900		8,505,085
				253,412,541
Utilities - 5.0%
AES Gener, Jr. Sub. Notes	6.35	10/7/2079	3,750,000	[a]	3,784,219
AES Panama Generation Holdings, Sr. Scd. Notes	4.38	5/31/2030	2,032,000	[a]	2,155,830
Appalachian Power, Sr. Unscd. Notes, Ser. Z	3.70	5/1/2050	2,025,000		2,297,765
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,363,240
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,950,414
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		214,417
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		109,319
Consolidated Edison Company of New York, Sr. Unscd. Debs., Ser. 20B	3.95	4/1/2050	1,753,000		2,070,814
Consorcio Transmantaro, Sr. Unscd. Notes	4.70	4/16/2034	730,000	[a]	868,342
Consumers Energy, First Mortgage Bonds	2.50	5/1/2060	2,474,000		2,311,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.1% (continued)
Utilities - 5.0% (continued)
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,588,294
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		389,953
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,293,456
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,568,231
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	209,057
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	353,098
Entergy, Sr. Unscd. Notes	2.80	6/15/2030	1,719,000		1,853,563
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		202,997
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		101,661
Exelon, Sr. Unscd. Notes	4.05	4/15/2030	5,833,000		6,754,526
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		425,666
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	1,379,000		1,498,590
Florida Power & Light, First Mortgage Bonds	2.85	4/1/2025	3,726,000		4,058,324
IPALCO Enterprises, Sr. Scd. Notes	4.25	5/1/2030	1,814,000	[a]	2,054,495
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,459,239
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,706,457
NiSource, Jr. Sub. Bonds	5.65	6/15/2023	134,000	[c]	134,066
NiSource, Sr. Unscd. Notes	3.60	5/1/2030	1,297,000		1,475,425
Northern States Power, First Mortgage Bonds	2.60	6/1/2051	6,718,000		6,754,942
Pacific Gas & Electric, First Mortgage Bonds	2.10	8/1/2027	2,060,000		1,989,949
Pacific Gas & Electric, First Mortgage Bonds	3.50	8/1/2050	2,598,000		2,349,669
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,698,777
PPL Electric Utilities, First Mortgage Bonds	4.15	6/15/2048	315,000		386,858
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,161,171
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	550,000		824,555
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		108,903
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		253,528

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.1% (continued)
Utilities - 5.0% (continued)
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a] 159,199
				71,940,459
Total Bonds and Notes (cost $1,364,684,772)			1,410,256,471
	1-Day Yield (%)		Shares
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $21,646,168)	0.10		21,646,168	[e] 21,646,168
Total Investments (cost $1,386,330,940)			99.6%	1,431,902,639
Cash and Receivables (Net)			0.4%	5,496,908
Net Assets			100.0%	1,437,399,547

GO—General Obligation

LIBOR—London Interbank Offered Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities were valued at $303,529,463 or 21.12% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security is a perpetual bond with no specified maturity date, Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Mortgage Securities	20.8
Government	19.0
Financial	12.0
Consumer, Non-cyclical	8.2
Energy	6.5
Communications	5.7
Consumer, Cyclical	5.3
Utilities	5.0
Technology	3.9
Industrial	3.6
Asset Backed Securities	3.5
Basic Materials	2.4
Collateralized Loan Obligations	1.8
Investment Companies	1.5
Banks	.4
Beverages	.0
99.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Company	Value 4/30/20 ($)	Purchases ($)†	Sales ($)	Value 10/31/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	15,565,662	351,028,823	(344,948,317)	21,646,168	1.5	19,186

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FUTURES
October 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	227	12/21/2020	31,560,531	31,375,656	(184,875)
Futures Short
U.S. Treasury 5 Year Notes	224	12/31/2020	28,163,979	28,134,749	29,230
U.S. Treasury Long Bond	72	12/21/2020	12,806,100	12,417,750	388,350
U.S. Treasury Ultra Long Bond	264	12/21/2020	58,571,309	56,760,000	1,811,309
Ultra 10 Year U.S. Treasury Notes	240	12/21/2020	38,330,609	37,747,500	583,109
Gross Unrealized Appreciation				2,811,998
Gross Unrealized Depreciation				(184,875)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	1,364,684,772	1,410,256,471
Affiliated issuers	21,646,168	21,646,168
Receivable for investment securities sold		10,488,968
Dividends and interest receivable		8,723,824
Receivable for shares of Common Stock subscribed		7,606,053
Cash collateral held by broker—Note 4		4,701,742
Receivable for futures variation margin—Note 4		217,689
Prepaid expenses		76,520
		1,463,717,435
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		501,974
Cash overdraft due to Custodian		67,302
Payable for investment securities purchased		22,967,379
Payable for shares of Common Stock redeemed		2,579,303
Directors’ fees and expenses payable		18,898
Other accrued expenses		183,032
		26,317,888
Net Assets ($)		1,437,399,547
Composition of Net Assets ($):
Paid-in capital		1,389,076,475
Total distributable earnings (loss)		48,323,072
Net Assets ($)		1,437,399,547

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	414,159,166	19,185,395	1,002,240,188	1,814,798
Shares Outstanding	37,914,256	1,755,393	91,739,227	166,022
Net Asset Value Per Share ($)	10.92	10.93	10.92	10.93

See notes to financial statements.

STATEMENT OF OPERATION
Six Months Ended October 31, 2020 (Unaudited)

Investment Income ($):
Income:
Interest (net of $4,801 foreign taxes withheld at source)	17,276,467
Dividends from affiliated issuers	19,186
Total Income	17,295,653
Expenses:
Management fee—Note 3(a)	2,274,576
Shareholder servicing costs—Note 3(c)	1,051,788
Registration fees	106,283
Professional fees	76,732
Directors’ fees and expenses—Note 3(d)	64,708
Distribution fees—Note 3(b)	63,005
Loan commitment fees—Note 2	30,492
Prospectus and shareholders’ reports	28,445
Custodian fees—Note 3(c)	16,436
Chief Compliance Officer fees—Note 3(c)	8,155
Miscellaneous	42,317
Total Expenses	3,762,937
Less—reduction in expenses due to undertaking—Note 3(a)	(211,388)
Net Expenses	3,551,549
Investment Income—Net	13,744,104
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	15,947,952
Net realized gain (loss) on futures	(414,564)
Net Realized Gain (Loss)	15,533,388
Net change in unrealized appreciation (depreciation) on investments	19,947,894
Net change in unrealized appreciation (depreciation) on futures	3,021,679
Net Change in Unrealized Appreciation (Depreciation)	22,969,573
Net Realized and Unrealized Gain (Loss) on Investments	38,502,961
Net Increase in Net Assets Resulting from Operations	52,247,065

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Operations ($):
Investment income—net	13,744,104	21,412,483
Net realized gain (loss) on investments	15,533,388	15,398,585
Net change in unrealized appreciation (depreciation) on investments	22,969,573	16,837,436
Net Increase (Decrease) in Net Assets Resulting from Operations	52,247,065	53,648,504
Distributions ($):
Distributions to shareholders:
Class A	(4,499,091)	(9,982,282)
Class C	(119,379)	(167,711)
Class I	(10,519,780)	(11,799,398)
Class Y	(42,275)	(431,656)
Total Distributions	(15,180,525)	(22,381,047)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	37,966,338	65,882,647
Class C	7,239,989	9,932,610
Class I	403,505,694	715,887,044
Class Y	20,099	202,069
Distributions reinvested:
Class A	4,086,419	8,988,024
Class C	112,640	141,352
Class I	10,494,455	11,742,212
Class Y	16,637	135,315
Cost of shares redeemed:
Class A	(27,170,596)	(57,053,799)
Class C	(2,034,613)	(2,807,612)
Class I	(152,215,495)	(211,618,026)
Class Y	(5,283,932)	(52,290,442)
Increase (Decrease) in Net Assets from Capital Stock Transactions	276,737,635	489,141,394
Total Increase (Decrease) in Net Assets	313,804,175	520,408,851
Net Assets ($):
Beginning of Period	1,123,595,372	603,186,521
End of Period	1,437,399,547	1,123,595,372

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	3,464,464	6,303,718
Shares issued for distributions reinvested	373,413	859,857
Shares redeemed	(2,481,631)	(5,489,720)
Net Increase (Decrease) in Shares Outstanding	1,356,246	1,673,855
Class Ca
Shares sold	661,157	947,825
Shares issued for distributions reinvested	10,283	13,486
Shares redeemed	(185,810)	(268,576)
Net Increase (Decrease) in Shares Outstanding	485,630	692,735
Class Ib
Shares sold	36,861,977	68,508,958
Shares issued for distributions reinvested	958,334	1,120,384
Shares redeemed	(13,948,796)	(20,489,121)
Net Increase (Decrease) in Shares Outstanding	23,871,515	49,140,221
Class Y
Shares sold	1,838	19,292
Shares issued for distributions reinvested	1,519	13,196
Shares redeemed	(485,047)	(5,137,585)
Net Increase (Decrease) in Shares Outstanding	(481,690)	(5,105,097)

[a] During the period ended October 31, 2020, 2,541 Class C shares representing $27,535 were automatically converted to 2,544 Class A shares and during the period ended April 30, 2020, 1,979 Class C shares representing $20,725 were automatically converted to 1,981 Class A shares.

[b]During the period ended October 31, 2020, 5,826 Class A shares representing $63,198 were exchanged for 5,831 Class I shares and during the period ended April 30, 2020, 198 Class A shares representing $2,121 were exchanged for 198 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that financial highlights information in the following tables for the fund’s Class Y shares represents the financial highlights of the Institutional shares, respectively of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, before the fund commenced operations as of the close of business on February 2, 2018, and represents the performance of the fund’s Class Y thereafter. Before the fund commenced operations, all of the assets of the FundVantage Trust, Insight Investment Grade Bond Fund were transferred to the fund in exchange for Class Y shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended
	October 31, 2020	Year Ended April 30,
Class A Shares	(Unaudited)	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.57	10.06	9.84	10.00
Investment Operations:
Investment income—net[b]	.11	.27	.31	.03
Net realized and unrealized gain (loss) on investments	.36	.52	.22[c]	(.12)
Total from Investment Operations	.47	.79	.53	(.09)
Distributions:
Dividends from investment income—net	(.12)	(.28)	(.31)	(.07)
Net asset value, end of period	10.92	10.57	10.06	9.84
Total Return (%)[d]	4.46[e]	7.93	5.51	(.92)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[f]	.77	.78	2.05[f]
Ratio of net expenses to average net assets	.70[f]	.70	.70	.70[f]
Ratio of net investment income to average net assets	1.99[f]	2.60	3.15	3.10[f]
Portfolio Turnover Rate	57.72[e]	124.64	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	414,159	386,236	351,017	176

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2020	Year Ended April 30,
Class C Shares	(Unaudited)	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.57	10.07	9.84	10.00
Investment Operations:
Investment income—net[b]	.07	.18	.23	.05
Net realized and unrealized gain (loss) on investments	.37	.52	.24[c]	(.16)
Total from Investment Operations	.44	.70	.47	(.11)
Distributions:
Dividends from investment income—net	(.08)	(.20)	(.24)	(.05)
Net asset value, end of period	10.93	10.57	10.07	9.84
Total Return (%)[d]	4.16[e]	7.01	4.81	(1.10)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49[f]	1.53	1.56	3.16[f]
Ratio of net expenses to average net assets	1.45[f]	1.45	1.45	1.45[f]
Ratio of net investment income to average net assets	1.19[f]	1.75	2.39	2.35[f]
Portfolio Turnover Rate	57.72[e]	124.64	185.04[g]	293.18
Net Assets, end of period ($ x 1,000)	19,185	13,422	5,810	15

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

g The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

	Six Month Ended
	October 31, 2020	Year Ended April 30,
Class I Shares	(Unaudited)	2020	2019	2018[a]
Per Share Data ($):
Net asset value, beginning of period	10.57	10.06	9.83	10.00
Investment Operations:
Investment income—net[b]	.12	.28	.31	.03
Net realized and unrealized gain (loss) on investments	.37	.54	.26[c]	(.13)
Total from Investment Operations	.49	.82	.57	(.10)
Distributions:
Dividends from investment income—net	(.14)	(.31)	(.34)	(.07)
Net asset value, end of period	10.92	10.57	10.06	9.83
Total Return (%)	4.68[d]	8.19	5.92	(.97)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49[e]	.50	.47	1.98[e]
Ratio of net expenses to average net assets	.45[e]	.45	.45	.45[e]
Ratio of net investment income to average net assets	2.19[e]	2.71	3.35	.3.35[e]
Portfolio Turnover Rate	57.72d	124.64	185.04[f]	293.18
Net Assets, end of period ($ x 1,000)	1,002,240	717,095	188,471	130

a From February 3, 2018 (commencement of initial offering) to April 30, 2018.

b Based on average shares outstanding.

c The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

d Not annualized.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2020		Year Ended April 30,
Class Y Shares†	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	10.56	10.06	9.84	10.06	10.09	10.20
Investment Operations:
Investment income—net[a]	.13	.29	.33	.27	.27	.28
Net realized and unrealized gain (loss) on investments	.38	.52	.22[b]	(.17)	.05	(.09)
Total from Investment Operations	.51	.81	.55	.10	.32	.19
Distributions:
Dividends from investment income—net	(.14)	(.31)	(.33)	(.27)	(.29)	(.30)
Dividends from net realized gain on investments	-	-	-	(.05)	(.05)	-
Return of capital	-	-	-	-	(.01)	-
Total Distributions	(.14)	(.31)	(.33)	(.32)	(.35)	(.30)
Net asset value, end of period	10.93	10.56	10.06	9.84	10.06	10.09
Total Return (%)	4.81[c]	8.12	5.76	.95	3.19	1.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.41[d]	.43	.63	1.21	1.30	1.28
Ratio of net expenses to average net assets	.41[d]	.43	.45	.76	.85	.85
Ratio of net investment income to average net assets	2.44[d]	3.02	3.38	2.69	2.70	2.84
Portfolio Turnover Rate	57.72[c]	124.64	185.04[e]	293.18	201.40	46.46
Net Assets, end of period ($ x 1,000)	1,815	6,842	57,889	41,170	40,774	39,512

† Represents information for Institutional shares of the fund’s predecessor, FundVantage Trust, Insight Investment Grade Bond Fund, through February 2, 2018.

a Based on average shares outstanding.

b The direction of this amount may be different than the change in the Statement of Operations for the year. This is due to timing of capital transactions including the merger on October 19, 2018 with Dreyfus Intermediate Term Income Fund.

c Not annualized.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended April 30, 2019 was 181.97.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Futures which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2020 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed	-	50,075,792	-	50,075,792
Collateralized Loan Obligations	-	25,168,176	-	25,168,176
Commercial Mortgage-Backed	-	25,885,413	-	25,885,413
Corporate Bonds	-	763,151,125	-	763,151,125
Foreign Governmental	-	11,875,131	-	11,875,131
Investment Companies	21,646,168	-	-	21,646,168
Municipal Securities	-	7,806,113	-	7,806,113
U.S. Government Agencies Mortgage-Backed	-	272,882,180	-	272,882,180
U.S. Treasury Securities	-	253,412,541	-	253,412,541
Other Financial Instruments:
Futures††	2,811,998	-	-	2,811,998
Liabilities ($)
Other Financial Instruments:
Futures††	(184,875)	-	-	(184,875)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the fund’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $11,352,495 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2020. These long-term capital losses from the fund’s merger with Dreyfus Intermediate Term Income Fund. The losses from the merger can be utilized but are subject to an annual limitation.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2020 was as follows: ordinary income $22,381,047. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates (change to “other interbank offered rates”) as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2020, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2020 through September 1, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and expenses of the underlying money market fund and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after September 1, 2021, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $211,388 during the period ended October 31, 2020.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio.

The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended October 31, 2020, the Distributor retained $4,885 commissions earned on sales of the fund’s Class A shares and $1,406 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2020, Class C shares were charged $63,005 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2020, Class A and Class C shares were charged $512,911 and $21,002, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2020, the fund was charged $76,384 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2020, the fund was charged $16,436 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2020, the fund was charged $4,071 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2020, the fund was charged $8,155 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $423,049, Distribution Plan fees of $12,007, Shareholder Services Plan fees of $92,089, custodian fees of $7,442, Chief Compliance Officer fees of $5,456 and transfer agency fees of $25,031, which are offset against an expense reimbursement currently in effect in the amount of $63,100.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, and futures during the period ended October 31, 2020, amounted to $1,036,596,032 and $717,367,406, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2020 are set forth in the Statement of Futures.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2020:

Average Market Value ($)
Interest rate futures	117,300,112

At October 31, 2020, accumulated net unrealized appreciation on investments inclusive of derivatives was $48,198,822, consisting of $59,415,681 gross unrealized appreciation and $11,216,859 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At October 31, 2020, the cost of investments inclusive of derivatives for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the funds to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the fund’s board. Furthermore, the board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the fund board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from June 1, 2019 to March 31, 2020, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited) (continued)

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon Core Plus Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DCPAX Class C: DCPCX Class I: DCPIX Class Y: DCPYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 6347SA1020

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      December 22, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      December 22, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)